Employee benefit plans - Fair Value Measurements of Pension Plans' Assets (Details) - Pension plans - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 179,025	$ 182,516	$ 175,400	$ 154,151
Actual allocation	100.00%	100.00%
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 1,291	$ 1,652
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	160,350	159,369
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	17,384	21,495
US government and federal agencies
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	23,040	21,566
US government and federal agencies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
US government and federal agencies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	23,040	21,566
US government and federal agencies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Non-US governments debt securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	1,090	1,132
Non-US governments debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Non-US governments debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	1,090	1,132
Non-US governments debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	45,596	45,871
Corporate debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Corporate debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	45,596	45,871
Corporate debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Equity securities (including equity mutual funds)
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 91,304	$ 91,499
Actual allocation	51.00%	50.00%
Equity securities (including equity mutual funds) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 1,111	$ 925
Equity securities (including equity mutual funds) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	90,193	90,574
Equity securities (including equity mutual funds) | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Other
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 17,995	$ 22,448
Actual allocation	10.00%	13.00%
Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 180	$ 727
Other | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	431	226
Other | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 17,384	$ 21,495
Mutual Funds And Equity Securities Managed Or Administered By Wholly-Owned Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	29.20%	28.40%
Parent Company Common Stock | Voting Common Stock
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	0.60%	0.50%